Submission	Aug. 20, 2026
Submission [Line Items]
Central Index Key	0002073516
Registrant Name	ARC Group Acquisition II Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES